OTHERS, NET	12 Months Ended
Dec. 31, 2017
OTHERS, NET
OTHERS, NET

21. OTHERS, NET

Others, net, mainly consist of non-operating income, non-operating expense and foreign currency exchange gain or loss for all periods presented. Non-operating income represents VAT refund granted by relevant tax authorities, in writing, in the form of reducing tax payable on the Group’s tax returns in 2017.